Financial Instruments - classification - Offsetable assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetable instruments
Gross	£ 256,456	£ 365,844
IFRS offset	(62,840)	(84,937)
Balance sheet	193,616	280,907
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(128,616)	(198,340)
Cash collateral	(20,311)	(28,742)
Other financial collateral	(40,496)	(45,373)
Net amount after the effect of netting arrangements and related collateral	4,193	8,452
Instruments outside netting arrangements	333,660	336,410
Balance sheet total	527,276	617,317
Derivatives
Offsetable instruments
Gross	175,670	293,728
IFRS offset	(17,088)	(51,080)
Balance sheet	158,582	242,648
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(128,287)	(197,288)
Cash collateral	(20,311)	(28,742)
Other financial collateral	(5,850)	(8,435)
Net amount after the effect of netting arrangements and related collateral	4,134	8,183
Instruments outside netting arrangements	2,261	4,333
Balance sheet total	160,843	246,981
Reverse repos
Offsetable instruments
Gross	78,991	69,805
IFRS offset	(43,974)	(31,728)
Balance sheet	35,017	38,077
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(329)	(1,052)
Other financial collateral	(34,646)	(36,938)
Net amount after the effect of netting arrangements and related collateral	42	87
Instruments outside netting arrangements	5,715	3,710
Balance sheet total	40,732	41,787
Loans and advances to customers
Offsetable instruments
Gross	1,110	600
IFRS offset	(1,110)	(600)
Offsetable potential not recognised by IFRS
Instruments outside netting arrangements	323,184	323,023
Balance sheet total	323,184	323,023
Settlement balances
Offsetable instruments
Gross	685	1,711
IFRS offset	(668)	(1,529)
Balance sheet	17	182
Offsetable potential not recognised by IFRS
Net amount after the effect of netting arrangements and related collateral	17	182
Instruments outside netting arrangements	2,500	5,344
Balance sheet total	£ 2,517	£ 5,526